Tax Effects of Temporary Differences That Gives Rise to Significant Portions of Deferred Tax and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities:
Property, plant and equipment	$ 6,631	$ 7,331	$ 6,645
Goodwill	11,467	9,443	8,055
Other intangible assets	2,707	3,525	223
Accruals	77	1,185	149
Other	88	97	835
Unrealised FX	1,160
Total deferred tax liabilities recognized	22,130	21,581	15,907
Deferred tax assets:
Net operating loss carry forwards	25,116	21,981	16,580
Property, plant and equipment	2,345	1,324	882
Accrued expenses and payments on account	19,382	11,652	6,607
Stock options	5,586	4,818	3,522
Deferred compensation expense	1,136	1,197	1,349
Other		214	90
Unrealised FX	98
Total deferred tax assets	53,663	41,186	29,030
Valuation allowance for deferred tax assets	(18,817)	(16,445)	(12,290)
Deferred tax assets recognized	34,846	24,741	16,740
Net deferred tax asset	$ 12,716	$ 3,160	$ 833